Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets Held for Sale
Summary of assets held for sale

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Dornier Production Line and the trial production line	122,919	18,838	—
	122,919	18,838	—